CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net income	¥ 650,611	¥ 561,242	¥ 398,034
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization	452,341	625,934	659,787
Deferred taxes	49,507	(55,530)	19,515
Loss on sale or disposal of property, plant and equipment	54,160	36,535	40,073
Inventory write-downs	11,043	18,880	13,716
Impairment loss	12,205	17,683	30,161
Impairment loss on marketable securities and other investments	2,305	636	902
Loss on sale of a subsidiary		13,117
Equity in net (income) losses of affiliates (including impairment charges of investments in affiliates)	11,273	5,060	7,782
Dividends from affiliates	10,401	13,929	17,591
Changes in assets and liabilities:
(Increase) / decrease in accounts receivable	(2,690)	22,406	17,489
(Increase) / decrease in receivables held for sale	36,103	(74,852)	(110,540)
(Increase) / decrease in credit card receivables	(34,410)	(22,551)	(7,497)
(Increase) / decrease in other receivables	(17,735)	(46,331)	(13,467)
Increase / (decrease) in allowance for doubtful accounts	7,240	3,884	2,931
(Increase) / decrease in inventories	(10,565)	13,125	32,270
(Increase) / decrease in prepaid expenses and other current assets	(767)	(4,966)	(10,565)
(Increase) / decrease in non-current receivables held for sale	57,626	(13,601)	(55,468)
Increase / (decrease) in accounts payable, trade	58,680	(32,544)	5,278
Increase / (decrease) in accrued income taxes	(59,290)	97,176	(107,166)
Increase / (decrease) in other current liabilities	(11,925)	31,638	16,964
Increase / (decrease) in accrued liabilities for point programs	19,457	(14,747)	(23,072)
Increase / (decrease) in liability for employees' retirement benefits	(7,608)	27,752	13,209
Increase / (decrease) in other long-term liabilities	9,804	11,488	11,925
Other, net	14,652	(26,232)	3,125
Net cash provided by operating activities	1,312,418	1,209,131	962,977
Cash flows from investing activities:
Purchases of property, plant and equipment	(450,826)	(434,919)	(493,189)
Purchases of intangible and other assets	(192,625)	(179,010)	(170,203)
Purchases of non-current investments	(2,155)	(3,465)	(5,107)
Proceeds from sale of non-current investments	6,452	9,345	1,753
Purchases of short-term investments	(156,779)	(9,523)	(34,613)
Redemption of short-term investments	121,572	4,659	50,806
Proceeds from redemption of long-term bailment for consumption to a related party		240,000
Short-term bailment for consumption to a related party	(380,000)
Proceeds from redemption of short-term bailment for consumption to a related party	120,000
Other, net	(8,733)	(2,338)	(641)
Net cash used in investing activities	(943,094)	(375,251)	(651,194)
Cash flows from financing activities:
Proceeds from short-term borrowings	25,094	146,880	221,606
Repayment of short-term borrowings	(25,214)	(147,022)	(229,065)
Principal payments under capital lease obligations	(1,167)	(1,389)	(1,729)
Payments to acquire treasury stock	(149,607)	(307,486)	(473,036)
Dividends paid	(280,527)	(271,643)	(243,349)
Cash distributions to noncontrolling interests	(3,500)	(2,390)	(1,061)
Other, net	1,824	(558)	(7,623)
Net cash provided by (used in) financing activities	(433,097)	(583,608)	(734,257)
Effect of exchange rate changes on cash and cash equivalents	(1,054)	(1,388)	1,107
Net increase (decrease) in cash and cash equivalents	(64,827)	248,884	(421,367)
Cash and cash equivalents at beginning of year	354,437	105,553	526,920
Cash and cash equivalents at end of year	289,610	354,437	105,553
Cash received during the fiscal year for:
Income tax refunds	758	8,241	1,539
Cash paid during the fiscal year for:
Interest, net of amount capitalized	46	400	876
Income taxes	297,765	176,806	326,107
Non-cash investing and financing activities:
Assets acquired through capital lease obligations	1,138	965	940
Assets of wireless telecommunications equipment acquired through exchanges of similar equipment	6,581	3,844	3,605
Retirement of treasury stock	¥ 128,997	¥ 260,872	¥ 490,986